BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - Allowance for doubtful accounts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Activity in the allowance for doubtful accounts
Balance at beginning of year	$ 331	$ 61	$ 53
Net charges to costs and expenses	45	308	30
Write-offs	(10)	(13)	(14)
Other	(14)	(25)	(8)
Balance at end of year	$ 352	$ 331	$ 61